Investments in Local Limited Partnerships - Schedule of Combined Condensed Balance Sheets (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012 Local Limited Partnerships [Member]	Dec. 31, 2011 Local Limited Partnerships [Member]	Dec. 31, 2010 Local Limited Partnerships [Member]
Buildings and improvements (net of accumulated depreciation for 2012, 2011 and 2010 of $13,626,000, $12,975,000 and $12,432,000, respectively)					$ 15,298,000	$ 16,371,000	$ 19,188,000
Land					2,203,000	2,210,000	2,240,000
Other assets	17,775				2,961,000	2,923,000	2,954,000
Total assets	965,064	649,823			20,462,000	21,504,000	24,382,000
Mortgage and construction loans payable					13,716,000	14,812,000	14,742,000
Due to affiliates					1,450,000	1,049,000	872,000
Other liabilities					875,000	629,000	1,674,000
Total liabilities	488,794	237,942			16,041,000	16,490,000	17,288,000
WNC Housing Tax Credit Fund V, L.P., Series 4	(628,000)	(1,246,000)			1,278,000	1,875,000	2,686,000
Other partners					3,143,000	3,139,000	4,408,000
Total partners' equity (deficit)	476,270	411,881	622,541	372,715	4,421,000	5,014,000	7,094,000
Total liabilities and partners' equity (deficit)	965,064	649,823			20,462,000	21,504,000	24,382,000
Net of accumulated depreciation of Buildings and improvements					$ 13,626,000	$ 12,975,000	$ 12,432,000